EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 48,440	$ 42,994
Profit (Loss) of associate or joint venture	6,478	6,471
Other Comprehensive Income of associate or joint venture	1,056	952
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,192	1,917
Profit (Loss) of associate or joint venture	1,234	1,404
Other Comprehensive Income of associate or joint venture	143	100
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,362	1,114
Profit (Loss) of associate or joint venture	350	457
Other Comprehensive Income of associate or joint venture	312	321
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,468	2,602
Profit (Loss) of associate or joint venture	718	1,215
Other Comprehensive Income of associate or joint venture	94	0
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	869	0
Profit (Loss) of associate or joint venture	183	0
Other Comprehensive Income of associate or joint venture	171	0
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	14,372	123
Profit (Loss) of associate or joint venture	1,580	4
Other Comprehensive Income of associate or joint venture	93	(2)
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	918	783
Profit (Loss) of associate or joint venture	220	137
Other Comprehensive Income of associate or joint venture	67	0
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,571	0
Profit (Loss) of associate or joint venture	337	0
Other Comprehensive Income of associate or joint venture	522	0
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,487	2,891
Profit (Loss) of associate or joint venture	359	(208)
Other Comprehensive Income of associate or joint venture	(583)	(15)
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	5,100	7,344
Profit (Loss) of associate or joint venture	492	(46)
Other Comprehensive Income of associate or joint venture	(870)	(15)
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,489	2,308
Profit (Loss) of associate or joint venture	579	1,355
Other Comprehensive Income of associate or joint venture	15	7
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	(12)	0
Profit (Loss) of associate or joint venture	128	0
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	230	84
Profit (Loss) of associate or joint venture	(6)	(133)
Other Comprehensive Income of associate or joint venture	69	949
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,306	1,336
Profit (Loss) of associate or joint venture	32	521
Other Comprehensive Income of associate or joint venture	(112)	28
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,561	11,685
Profit (Loss) of associate or joint venture	(132)	1,570
Other Comprehensive Income of associate or joint venture	307	(433)
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	815	2,460
Profit (Loss) of associate or joint venture	(23)	70
Other Comprehensive Income of associate or joint venture	247	73
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	173	50
Profit (Loss) of associate or joint venture	(349)	(66)
Other Comprehensive Income of associate or joint venture	600	56
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	6,077	5,215
Profit (Loss) of associate or joint venture	320	(233)
Other Comprehensive Income of associate or joint venture	(28)	(113)
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,462	3,082
Profit (Loss) of associate or joint venture	456	424
Other Comprehensive Income of associate or joint venture	$ 9	$ (4)